L. STEPHEN ALBRIGHT
                                 ATTORNEY AT LAW

                       17337 Ventura Boulevard, Suite 208
                            Encino, California 91316
                     Ph. (818) 789-0779 o Fax (818) 784-0205
                            LStephenAlbright@aol.com


                                  March 6, 2006

VIA EDGAR & FEDERAL EXPRESS

Janice McGuirk, Esq.
SECURITIES & EXCHANGE COMMISSION
Division of Corporate Finance, Office of Small Business Review
450 Fifth Street N.W.
Washington, D.C.  20549

Re:      FUTURA PICTURES, INC, (THE "COMPANY")
         FORM SB-2, AMENDMENT NUMBER 5 ("FIFTH AMENDMENT")
         ORIGINAL FILING DATE:  MARCH 28, 2005
         PRIOR AMENDMENTS:      MARCH 30, 2005, JULY 15, 2005, NOVEMBER 29, 2005
                                AND FEBRUARY 8, 2006
         SEC FILE NO.:          333-123611

Dear Ms. McGuirk:

As requested by the Commission, the Company is filing its Fifth Amendment to its Registration Statement on Form SB-2. As required, we are enclosing three (3) clean hard copies of the Fifth Amendment, with exhibits, and three (3) copies of the redlined pages of the Fifth Amendment. The redlined copies are marked to show the changes in the format provided by Microsoft Word. Thus, additions are highlighted in the body of the text and deletions are noted in right margin.

The Fifth Amendment, with exhibits, is being filed via EDGAR on or about March 6, 2006.

In addition, copies of my February 24, February 28 and March 1 correspondence, together with enclosures thereto, are being submitted to the Commission via EDGAR (as Exhibits A, B and C, respectively) along with the Fifth Amendment. I have not enclosed copies of these letters or enclosures with this original correspondence as each has been previously mailed to the Commission.

As of the writing of this letter, we are informed that the Commission does not have any further comments to the Fifth Amendment. Accordingly, we request that the Commission contact the Company, through the undersigned, to confirm that the Company may submit its acceleration request to the Commission.

L. STEPHEN ALBRIGHT, ESQ.

Ms. Janice McGuirk
March 6, 2006
Page 2


                                CLOSING COMMENTS

Finally, there have not been any material developments since the filing of the Fourth Amendment to Form SB-2 Registration Statement and therefore no "Recent Developments" section has been inserted in this Fifth Amendment to Form SB-2 Registration Statement.

Thank you for your time and cooperation with this matter.


                                         Sincerely,

                                         /S/ L. STEPHEN ALBRIGHT
                                         -----------------------
                                         L. STEPHEN ALBRIGHT


enclosures

c:   Buddy Young, w/encls

                                                                       EXHIBIT A


                               L. STEPHEN ALBRIGHT
                                 ATTORNEY AT LAW

                       17337 Ventura Boulevard, Suite 208
                            Encino, California 91316
                     Ph. (818) 789-0779 o Fax (818) 784-0205
                            LStephenAlbright@aol.com


                                February 24, 2006

VIA FAX AND U.S. MAIL

Janice McGuirk, Esq.
SECURITIES & EXCHANGE COMMISSION
Division of Corporate Finance, Office of Small Business Review
450 Fifth Street N.W.
Washington, D.C.  20549

Re:      FUTURA PICTURES, INC, (THE "COMPANY")
         FORM SB-2, AMENDMENT NUMBER 4 ("FOURTH AMENDMENT")
         ORIGINAL FILING DATE:  MARCH 28, 2005
         PRIOR AMENDMENTS:      MARCH 30, 2005, JULY 15, 2005, NOVEMBER 29, 2005
                                AND FEBRUARY 9, 2006
         SEC FILE NO.:          333-123611

Dear Ms. McGuirk:

I am in receipt of a copy of the Commission's February 23, 2006 comment letter to Mr. Buddy Young of the Company. As a follow up to that letter, you and I discussed the possibility of the staff's review of proposed amended language prior to the filing of another amendment and whether another amendment would even be required.

Accordingly, enclosed please find a redlined and a clean copy of the proposed changes. They are all contained in one paragraph. The redline is a standard Word redline with the deletions noted at the right side of the page and the inserts are underlined and printed in red ink. Assuming the Commission does not use color faxes, the red ink will simply appear lighter that the original text.

Please review these changes and contact me with the staff's analysis, comments and decisions regarding the text and further filing requirements.

                                          Sincerely,

                                          /S/ L. STEPHEN ALBRIGHT
                                          -----------------------
                                          L. STEPHEN ALBRIGHT

enclosure

c:  Buddy Young, w/encl

         If we are unable to raise at least $300,000, which as stated earlier, we believe to be the minimum necessary to implement our business plan, our activities will consist of our scaling back our planned operations by not exercising our option to acquire either of the two screenplays that we currently have under option, by not seeking to option or acquire any additional projects, and by not participating in any co-financing of films produced by other companies. Alternatively, if we are unable to raise the minimum $300,000, we may be forced to totally abandon our business plan and seek other business opportunities in a related or unrelated industry. Such opportunities may include a reverse merger with a privately held company. The result of which could cause the existing shareholder to be severely diluted (see RISK FACTORS page 5). If we raise at least the minimum $300,000, (the amount we feel necessary to implement our business plan), our principal activities during the next twelve months from the receipt of the funds will be as follows: (a) exercise our option to acquire the rights to one of the aforementioned scripts, (b) prepare a production budget for that film, (c) hire a director, (d) retain the services of a production company to assemble the production crew, (e) cast the film, (f) choose a location, (g) begin principal photography,(h) complete the post production process, and (i) arrange for the films distribution. If we are successful in raising more than $300,000 our activities will remain the same as outlined above. However, it will effect the caliber of the personnel we are able to employ for the project, and increase the film's overall production quality. For example, if we raise $400,000 we will use these additional funds to retain the services of a more experienced director with a better track record, and also provide more rehearsal time for the cast. If we raise $500,000 we would utilize the additional funds not only to hire a better quality director, and provide more rehearsal time, but to cast the project with better known actors. Finally, if we raise the maximum $600,000, in addition to taking the steps mentioned above, we would increase the production budget to enhance the film's elements, such as camera work, lighting, music and effects, and set design.


CLEAN VERSION SENT WITH FEBRUARY 24, 2006 CORRESPONDENCE FROM L. STEPHEN ALBRIGHT REGARDING FUTURA PICTURES, INC.

                                                                       EXHIBIT B


                               L. STEPHEN ALBRIGHT
                                 ATTORNEY AT LAW

                       17337 Ventura Boulevard, Suite 208
                            Encino, California 91316
                     Ph. (818) 789-0779 o Fax (818) 784-0205
                            LStephenAlbright@aol.com


                                February 28, 2006

VIA FAX AND U.S. MAIL

Janice McGuirk, Esq.
SECURITIES & EXCHANGE COMMISSION
Division of Corporate Finance, Office of Small Business Review
450 Fifth Street N.W.
Washington, D.C.  20549

Re:      FUTURA PICTURES, INC, (THE "COMPANY")
         FORM SB-2, AMENDMENT NUMBER 4 ("FOURTH AMENDMENT")
         ORIGINAL FILING DATE:  MARCH 28, 2005
         PRIOR AMENDMENTS:      MARCH 30, 2005, JULY 15, 2005, NOVEMBER 29, 2005
                                AND FEBRUARY 9, 2006
         SEC FILE NO.:          333-123611

Dear Ms. McGuirk:

I am in receipt of a copy of the Commission's February 27, 2006 comment letter to Mr. Buddy Young of the Company. As before, you and I discussed the possibility of the staff's review of proposed amended language prior to any further filing.

Accordingly, enclosed please find a redlined and a clean copy of the proposed changes. The new changes are redlined and the original paragraph has not been split into two paragraphs. As before, the redline had been done in a standard Word redline format with the deletions noted at the right side of the page and the inserts are underlined and printed in red ink.

Please review these changes and contact me with the staff's analysis, comments and decisions regarding the text and further filing requirements.

                                          Sincerely,

                                          /S/ L. STEPHEN ALBRIGHT
                                          -----------------------
                                          L. STEPHEN ALBRIGHT

enclosure

c:  Buddy Young, w/encl

         If we are unable to raise at least $300,000, which as stated earlier, we believe to be the minimum necessary to implement our business plan, we will be forced to scale back our planned operations. We may be prohibited from exercising our option to acquire the two screenplays that are currently under option. Nonetheless, we will negotiate with the authors and seek their cooperation with our scaled back operations. We may also be prevented from acquiring additional projects. In such circumstances, we will continue to pursue more modest projects. However, these projects and our participation in them will not be as significant as we had planned. Further, our ability to participate in the co-financing of films produced by other companies will be diminished. While we may participate in the financing of other films, our participation will be reduced proportionately. While we will take actions to preserve our limited cash resources as described above, we will simultaneously focus our efforts on raising funds necessary to bridge the shortfall between the amount raised through this offering and the minimum $300,000, assuming that such amount is less than $300,000. These efforts will include efforts to borrow additional funds from our president and majority shareholder, borrow funds from other members of management, and look to other third parties (primarily another production company) to contribute funding as part of a joint venture on a project. If we are unsuccessful in these attempts and our cash resources have been deleted to a point where we can no longer maintain minimum corporation obligations, we will be forced to totally abandon our business plan and seek other business opportunities in a related or unrelated industry. Such opportunities may include a reverse merger with a privately held company. The result of which could cause the existing shareholder to be severely diluted (SEE RISK FACTORS page 5).

         If we raise at least the minimum $300,000, (the amount we feel necessary to implement our business plan), our principal activities during the next twelve months from the receipt of the funds will be as follows: (a) exercise our option to acquire the rights to one of the aforementioned scripts,
(b) prepare a production budget for that film, (c) hire a director, (d) retain the services of a production company to assemble the production crew, (e) cast the film, (f) choose a location, (g) begin principal photography, (h) complete the post production process, and (i) arrange for the films distribution. If we are successful in raising more than $300,000 our activities will remain the same as outlined above. However, it will effect the caliber of the personnel we are able to employ for the project, and increase the film's overall production quality. For example, if we raise $400,000 we will use these additional funds to retain the services of a more experienced director with a better track record, and also provide more rehearsal time for the cast. If we raise $500,000 we would utilize the additional funds not only to hire a better quality director and provide more rehearsal time, but to cast the project with better known actors. Finally, if we raise the maximum $600,000, in addition to taking the steps mentioned above, we would increase the production budget to enhance the film's elements, such as camera work, lighting, music and effects, and set design.


CLEAN VERSION SENT WITH FEBRUARY 28, 2006 CORRESPONDENCE FROM L. STEPHEN ALBRIGHT REGARDING FUTURA PICTURES, INC.

                                                                       EXHIBIT C


                               L. STEPHEN ALBRIGHT
                                 ATTORNEY AT LAW

                       17337 Ventura Boulevard, Suite 208
                            Encino, California 91316
                     Ph. (818) 789-0779 o Fax (818) 784-0205
                            LStephenAlbright@aol.com


                                  March 1, 2006

VIA FAX AND U.S. MAIL

Janice McGuirk, Esq.
SECURITIES & EXCHANGE COMMISSION
Division of Corporate Finance, Office of Small Business Review
450 Fifth Street N.W.
Washington, D.C.  20549

Re:      FUTURA PICTURES, INC, (THE "COMPANY")
         FORM SB-2, AMENDMENT NUMBER 4 ("FOURTH AMENDMENT")
         ORIGINAL FILING DATE:  MARCH 28, 2005
         PRIOR AMENDMENTS:      MARCH 30, 2005, JULY 15, 2005, NOVEMBER 29, 2005
                                AND FEBRUARY 9, 2006
         SEC FILE NO.:          333-123611

Dear Ms. McGuirk:

I am in receipt of a copy of the Commission's March 1, 2006 comment letter to Mr. Buddy Young of the Company. In response to same, enclosed please find a redlined and a clean copy of the proposed changes. The new changes are redlined. As before, the redline had been done in a standard Word redline format with the deletions noted at the right side of the page and the inserts are underlined and printed in green ink.

Please review these changes and contact me with the staff's analysis, comments and decisions regarding the text and further filing requirements.

                                          Sincerely,

                                          /S/ L. STEPHEN ALBRIGHT
                                          -----------------------
                                          L. STEPHEN ALBRIGHT

enclosure

c:  Buddy Young, w/encl

         If we are unable to raise at least $300,000, which as stated earlier, we believe to be the minimum necessary to implement our business plan, we will be forced to scale back our planned operations by not exercising our option to acquire the two screenplays that are currently under option. Nonetheless, we will negotiate with the authors and seek their cooperation during this period by asking them to grant us an extension of the option term without any cash compensation, in return for a higher payment at the time the option is exercised. Additionally, during the time we are operating in this mode we will not seek to acquire any additional projects, but instead use our limited cash resources for the payment of administrative expenses such as telephone, office supplies, legal and accounting fees, except that no legal fees will be paid to Mr. Albright. Further, our ability to participate in the co-financing of films produced by other companies will be diminished. While we may participate in the financing of other films, our participation will be reduced proportionately. While we will take actions to preserve our limited cash resources as described above, we will simultaneously focus our efforts on raising funds necessary to bridge the shortfall between the amount raised through this offering and the minimum $300,000, assuming that such amount is less than $300,000. These efforts will include efforts to borrow additional funds from our president and majority shareholder, borrow funds from other members of management, and look to other third parties (primarily another production company) to contribute funding as part of a joint venture on a project. At this time there are no plans, arrangements, or understandings for either the borrowing of additional funds from any member of management nor any joint venture with a third party. There can be no assurance that we will be successful in borrowing additional funds or establishing any joint venture. If we are unsuccessful in these attempts and our cash resources have been depleted to a point where we can no longer maintain minimum corporation obligations, such as payment of state corporation taxes, payment to attorneys and auditors for their services in relation to the filing of required disclosure documents with the Securities and Exchange Commission, and the payment for accounting services rendered in connection with the filing of federal, state and local tax returns, we will be forced to totally abandon our business plan and seek other business opportunities in a related or unrelated industry. Such opportunities may include a reverse merger with a privately held company. The result of which could cause the existing shareholder to be severely diluted (SEE RISK FACTORS page 5).

         If we raise at least the minimum $300,000, (the amount we feel necessary to implement our business plan), our principal activities during the next twelve months from the receipt of the funds will be as follows: (a) exercise our option to acquire the rights to one of the aforementioned scripts,
(b) prepare a production budget for that film, (c) hire a director, (d) retain the services of a production company to assemble the production crew, (e) cast the film, (f) choose a location, (g) begin principal photography, (h) complete the post production process, and (i) arrange for the films distribution. If we are successful in raising more than $300,000 our activities will remain the same as outlined above. However, it will effect the caliber of the personnel we are able to employ for the project, and increase the film's overall production quality. For example, if we raise $400,000 we will use these additional funds to retain the services of a more experienced director with a better track record, and also provide more rehearsal time for the cast. If we raise $500,000 we would utilize the additional funds not only to hire a better quality director and provide more rehearsal time, but to cast the project with better known actors. Finally, if we raise the maximum $600,000, in addition to taking the steps mentioned above, we would increase the production budget to enhance the film's elements, such as camera work, lighting, music and effects, and set design.


CLEAN VERSION SENT WITH MARCH 1, 2006 CORRESPONDENCE FROM L. STEPHEN ALBRIGHT REGARDING FUTURA PICTURES, INC.